Fair Value Measurements - Unobservable Input Reconciliation (Details) (USD $)	3 Months Ended				6 Months Ended				11 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended						3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Feb. 05, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Successor [Member]		Feb. 05, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Predecessor [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Level 3 [Member] PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2011 Electric Portfolio		Jun. 30, 2012 Electric Portfolio		Jun. 30, 2011 Electric Portfolio		Jun. 30, 2012 Natural Gas Portfolio [Member]		Jun. 30, 2011 Natural Gas Portfolio [Member]		Jun. 30, 2012 Natural Gas Portfolio [Member]		Jun. 30, 2011 Natural Gas Portfolio [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (110,531,000)		$ (91,543,000)		$ (95,352,000)		$ (91,295,000)			$ (91,295,000)		$ (100,333,000)		$ (185,813,000)	[1]	$ (132,256,000)	$ (91,295,000)		$ (100,333,000)		$ (132,256,000)		$ (107,364,000)		$ (89,758,000)		$ (90,311,000)		$ (87,436,000)		$ (3,167,000)		$ (1,785,000)		$ (5,041,000)		$ (3,859,000)
Included in earnings	5,077,000	[2]	(4,244,000)	[2]	(16,870,000)	[3]	(19,951,000)	[3]	(14,832,000)	(56,499,000)		(112,180,000)				(627,000)	(56,499,000)		(112,180,000)		(776,000)		5,077,000	[2]	(4,244,000)	[2]	(16,870,000)	[3]	(19,951,000)	[3]	0	[2]	0	[2]	0	[3]	0	[3]
Included in other comprehensive income									(17,429,000)	0		0				(14,821,000)	0		0		(38,047,000)
Included in regulatory assets / liabilities	(4,000)		1,860,000		(1,287,000)		2,979,000		(4,345,000)	(250,000)		(2,665,000)				(1,410,000)	(250,000)		(2,665,000)		(7,824,000)		0		0		0		0		(4,000)		1,860,000		(1,287,000)		2,979,000
Settlements	14,696,000	[4]	7,107,000	[4]	35,520,000	[4]	17,547,000	[4]	26,374,000 [5]	37,482,000	[5]	29,832,000	[5]			2,154,000 [5]	37,482,000	[5]	29,832,000	[5]	28,779,000	[5]	14,372,000	[4]	8,234,000	[4]	35,415,000	[4]	19,139,000	[4]	324,000	[4]	(1,127,000)	[4]	105,000	[4]	(1,592,000)	[4]
Transferred into Level 3	(38,971,000)		363,000		(55,845,000)		363,000		(8,611,000)	(306,000)		225,000				0	(306,000)		225,000		(6,778,000)		(38,674,000)		0		(55,548,000)		0		(297,000)		363,000		(297,000)		363,000
Transferred out of Level 3	46,461,000		4,920,000		50,562,000		8,820,000		104,323,000	15,516,000		93,826,000				8,560,000	15,516,000		93,826,000		56,569,000		46,136,000		4,475,000		46,861,000		6,955,000		325,000		445,000		3,701,000		1,865,000
Balance at end of period	(83,272,000)		(81,537,000)		(83,272,000)		(81,537,000)		(100,333,000)	(95,352,000)		(91,295,000)		(185,813,000)	[1]	(138,400,000)	(95,352,000)		(91,295,000)		(100,333,000)		(80,453,000)		(81,293,000)		(80,453,000)		(81,293,000)		(2,819,000)		(244,000)		(2,819,000)		(244,000)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts																							$ 6,200,000		$ (5,000,000)		$ (12,800,000)		$ 17,500,000

[1]	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.
[2]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.
[3]	Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.
[4]	The Company had no purchases, sales or issuances during the reported periods.
[5]	There were no purchases or issuances for 2011 or prior years.